Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	You should rely only on the information contained in this General Form for Registration of Securities on Form 10 (this “Registration Statement”) or to which we have referred you. We have not authorized anyone to provide you with information that is different. You should assume that the information contained in this Registration Statement is accurate as of the date of this Registration Statement only.On the date of effectiveness of this Registration Statement we will become subject to the requirements of Regulation 13(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and will be required to file Annual Reports on Form 10-K, Quarterly Reports on Form 10-Q, and Current Reports on Form 8-K, and will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act. The Company does not maintain any website. As used in this Registration Statement, unless the context otherwise requires the terms “we,” “us,” “our,” and the “Company” refer to GIVBUX, Inc., a Nevada corporation, and its subsidiaries. Please see “Risk Factors” beginning on page 8 of this Registration Statement for additional information
Entity Registrant Name	GIVBUX, INC.
Entity Central Index Key	0001169138
Entity Tax Identification Number	84-1609495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2751 W Coast Hwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	+1 844
Local Phone Number	448-2899
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false